Disclosure of reconciliation of the Canadian statutory income tax rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Statutory income tax rate	26.50%	26.50%
Income tax recovery based on statutory income tax rate	$ (11,966)	$ (9,388)
Investment tax credits	(1,567)	(1,204)
Share-based compensation and other	213	4,705
Change in unrecognized tax assets	13,324	2,206
Total income tax expense (recovery)	$ 4	$ (3,681)